Gain (loss) on disposal of property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2022
Gain (loss) on disposal of property, plant and equipment and intangible assets
Gain (loss) on disposal of property, plant and equipment and intangible assets
27 Gain (loss) on disposal of property, plant and equipment and intangible assets

The gain or loss is determined as the difference between the selling price and residual book value of the investment, property, plant and equipment, and intangible asset. For the year ended December 31, 2022, the result was a gain of R$ 169,289 (gain of R$ 184,189 in 2021, represented primarily by the sale of ConectCar and properties and gain of R$ 85,455 in 2020).